Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net (loss) earnings	$ (56,675)	$ 16,229
Adjustments for:
Share-based compensation	13,280	9,361
Depletion and amortization	51,934	46,904
Impairment of assets	126,650	34,298
Finance costs	7,721	8,409
Share of loss of associates	3,950	7,657
Net gain on acquisition of investments	(7,638)	(3,827)
Change in fair value of financial assets at fair value through profit and loss	(6,286)	(2,387)
Net gain on dilution of investments in associates	(1,847)	(10,381)
Net gain on disposal of investments	0	(5,357)
Foreign exchange loss (gain)	675	(652)
Flow-through shares premium income	(6,971)	0
Deferred income tax expense	11,724	3,760
Other	(5,423)	2,230
Net cash flows provided by operating activities before changes in non-cash working capital items	131,094	106,244
Changes in non-cash working capital items	(24,999)	1,734
Net cash flows provided by operating activities	106,095	107,978
Investing activities
Net repayment of short-term investments	3,501	412
Acquisition of the San Antonio gold project	0	(52,208)
Acquisition of investments	(46,713)	(49,194)
Proceeds from disposal of investments	50,936	10,864
Acquisition of royalty and stream interests	(90,936)	(66,062)
Mining assets and plant and equipment	(185,297)	(71,828)
Exploration and evaluation expenses, net of tax credits	(3,175)	(202)
Restricted cash	(504)	4,762
Other	150	357
Net cash flows used in investing activities	(272,038)	(223,099)
Financing activities
Private placement of common shares	0	85,000
Investments from minority shareholders	39,760	214,323
Share issue expenses from investments from minority shareholders	(3,044)	(5,965)
Exercise of share options and shares issued under the share purchase plan	14,547	7,835
Increase in long-term debt	54,015	71,660
Repayment of long-term debt	(50,251)	(19,205)
Normal course issuer bid purchase of common shares	(30,791)	(3,933)
Dividends paid	(32,464)	(28,914)
Capital payments on lease liabilities	(6,582)	(1,155)
Withholding taxes on settlement of restricted and deferred share units	(3,715)	(2,555)
Other	(1,076)	(230)
Net cash flows (used in) provided by financing activities	(19,601)	316,861
(Decrease) increase in cash before effects of exchange rate changes on cash	(185,544)	201,740
Effects of exchange rate changes on cash	(1,282)	(7,439)
(Decrease) increase in cash	(186,826)	194,301
Cash - January 1	302,524	108,223
Cash - December 31	$ 115,698	$ 302,524